Schedule of Accounts, Notes, Loans and Financing Receivable (Details) (USD $)	12 Months Ended
Nov. 30, 2013
Prepaid Expenses And Accounts Receivable Schedule Of Accounts, Notes, Loans And Financing Receivable 1	$ 22,877
Prepaid Expenses And Accounts Receivable Schedule Of Accounts, Notes, Loans And Financing Receivable 2	15,441
Prepaid Expenses And Accounts Receivable Schedule Of Accounts, Notes, Loans And Financing Receivable 3	12,765
Prepaid Expenses And Accounts Receivable Schedule Of Accounts, Notes, Loans And Financing Receivable 4	12,808
Prepaid Expenses And Accounts Receivable Schedule Of Accounts, Notes, Loans And Financing Receivable 5	1,256
Prepaid Expenses And Accounts Receivable Schedule Of Accounts, Notes, Loans And Financing Receivable 6	0
Prepaid Expenses And Accounts Receivable Schedule Of Accounts, Notes, Loans And Financing Receivable 7	36,908
Prepaid Expenses And Accounts Receivable Schedule Of Accounts, Notes, Loans And Financing Receivable 8	$ 28,249